Going Concern	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 10 – GOING CONCERN

The consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has not generated significant revenues and has incurred net losses (including significant non-cash expenses) of approximately $12,924,000 and $10,727,000 during the years ended December 31, 2017 and 2016, respectively. At December 31, 2017, the Company has a working capital deficit and an accumulated deficit of approximately $24,700,000 and $90,000,000, respectively. The HCIC seller carry back debt and the GrowCo notes are in technical default. The $4M GrowCo Note is classified as current due to the holders’ right to call the note upon 60-day’s notice. GrowCo has received notification of an entity holding $2,115,000 of this debt of its intent to collect the amount of the note, plus back due interest and attorney fees.

These factors raise doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability or classification of assets or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern. The following paragraphs describe management’s plans to mitigate.

Since December 31, 2017 to March 21, 2018 the Company has collected $535,000 under its financing arrangement with Powderhorn LLC under debt/equity financing. Currently GrowCo, through GCP1 is receiving rent payments on one-half of the first greenhouse. The first use of these funds will be to pay GCP1 accounts payable including GCP1’s obligation to GrowCo. In addition, the Company has received $252,000 in preferred investment into its Water Redevelopment subsidiary. We are in the process of securing additional debt financing on the land and water assets that we own that are unencumbered.

Additionally, we continue to reduced our general and administrative and cash required for our operations.

Management Plans

The Company has implemented a new strategy involving focusing on its water assets along with associated capital raises through the formation of Water Redevelopment Company (“WRC”). It is planned that WRC will provide the asset value necessary to obtain additional financing.

We believe that the actions discussed above are probable of occurring and mitigating the substantial doubt raised by our historical operating results. We believe the actions will satisfying our estimated liquidity needs 12 months from the issuance of the financial statements. However, we cannot predict, with certainty, the outcome of our actions to generate liquidity, including the availability of additional financing, or whether such actions would generate the expected liquidity as currently planned.